Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,164,000
Previously Paid Amount	0.00
Total Fee Amount	171.81
Total Offset Amount	0.00
Net Fee	171.81
Narrative - Max Aggregate Offering Price	$ 1,164,000
Final Prospectus	true